Tangible assets	6 Months Ended
Jun. 30, 2020
Property, plant and equipment [abstract]
Tangible assets	Tangible assets
a)   Changes in the period
In the first six months of 2020 and 2019, tangible assets (rights of use are not included) were acquired for EUR 2,538 million and EUR 4,053 million, respectively.
Also, in the first six months of 2020 and 2019 tangible asset items were disposed of with a carrying amount of EUR 848 million and EUR 1,004 million respectively, giving rise to a net gain of EUR 27 million and EUR 30 million, respectively.
b)   Property, plant and equipment purchase commitments
At 30 June 2020 and 2019, the Group did not have any significant commitments to purchase property, plant and equipment items.
c) Operating leasing rights
As of 30 June 2020, the Group has tangible assets under lease for the amount of EUR 4,541 million (EUR 5,051 million at 31 December 2019).